Other Current Financial Liabilities	12 Months Ended
Dec. 31, 2021
Other Current Financial Liabilities [Abstract]
OTHER CURRENT FINANCIAL LIABILITIES

20. OTHER CURRENT FINANCIAL LIABILITIES

As at December 31,	2021	2020
Derivative liabilities (Note 29)	$5,367	$12,581
Security deposits	875	1,141
Satellite performance incentive payments	7,485	7,996
Interest payable(a)	19,814	12,046
Other	3,106	2,116
Other current financial liabilities	$36,647	$35,880

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(a)      Interest payable included interest payable on indebtedness and satellite performance incentive payments.